Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2013
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥598	Interest on loans and investment securities/Interest expense	¥313	—	¥0

Foreign exchange contracts	526	Foreign currency transaction loss	(291)	—	0

Foreign currency swap agreements	(2,623)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(383)	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,986	Interest on loans and investment securities/Interest expense	¥(2,217)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	8,765	Foreign currency transaction loss	(8,765)	Foreign currency transaction loss

Foreign currency swap agreements	4,297	Foreign currency transaction loss	(4,297)	Foreign currency transaction loss

Foreign currency long-term debt	1,193	Foreign currency transaction loss	(1,193)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,468	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥39	—	¥0
Borrowings and bonds in local currency	3,711	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥34	Other operating revenues/expenses
Foreign currency swap agreements	(10)	Other operating revenues/expenses
Futures	1,897	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(245)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(675)	Other operating revenues/expenses
Options held/written, Caps held and other	660	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2012 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(489)	Interest on loans and investment securities/Interest expense	¥44	—	¥0

Foreign exchange contracts	(526)	Foreign currency transaction loss	(696)	—	0

Foreign currency swap agreements	(409)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,031	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥4,072	Interest on loans and investment securities/Interest expense	¥(4,337)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	972	Foreign currency transaction loss	(972)	Foreign currency transaction loss

Foreign currency swap agreements	227	Foreign currency transaction loss	(227)	Foreign currency transaction loss
Foreign currency long-term-debt	69	Foreign currency transaction loss	(69)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(1,198)	—	¥0	—	¥0
Borrowings and bonds in local currency	1,348	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥23	Other operating revenues/expenses
Foreign currency swap agreements	24	Other operating revenues/expenses
Futures	(1,056)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	615	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(92)	Other operating revenues/expenses
Options held/written, Caps held and other	137	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2013 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(249)	Interest on loans and investment securities/Interest expense	¥6	—	¥0

Foreign exchange contracts	(1,546)	Foreign currency transaction loss	73	—	0

Foreign currency swap agreements	960	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(1,231)	Foreign currency transaction loss	(69)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥76	Interest on loans and investment securities/Interest expense	¥(120)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	(8,828)	Foreign currency transaction loss	8,828	Foreign currency transaction loss

Foreign currency swap agreements	(2,352)	Foreign currency transaction loss	2,349	Foreign currency transaction loss

Foreign currency long-term-debt	172	Foreign currency transaction loss	(172)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(11,524)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,425	—	¥0
Borrowings and bonds in local currency	(19,637)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	3,464	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥8	Other operating revenues/expenses
Futures	(504)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(236)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	344	Other operating revenues/expenses
Options held/written, Caps held and other	992	Other operating revenues/expenses

Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets

Notional amounts of derivative instruments and other, fair values of derivative instruments and other in consolidated balance sheets at March 31, 2012 and 2013 are as follows.

March 31, 2012

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥234,523	¥4,624	Other receivables	¥1,253	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	90,813	325	Other receivables	4,985	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	87,480	5,540	Other receivables	5,432	Trade notes, accounts payable and other liabilities
Foreign currency long-term-debt	152,508	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,329	¥0	—	¥24	Trade notes, accounts payable and other liabilities
Options held/written, Caps held and other	157,134	5,924	Other receivables	4,430	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	188,446	702	Other receivables	512	Trade notes, accounts payable and other liabilities
Credit derivatives held	9,913	97	Other receivables	23	Trade notes, accounts payable and other liabilities

March 31, 2013

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥264,434	¥4,654	Other receivables	¥1,451	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	191,980	838	Other receivables	4,624	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	83,000	2,890	Other receivables	8,263	Trade notes, accounts payable and other liabilities
Foreign currency long- term-debt	161,379	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,294	¥0	—	¥8	Trade notes, accounts payable and other liabilities
Options held/written and other	217,999	5,654	Other receivables	3,530	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	41,363	192	Other receivables	61	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	20,161	370	Other receivables	100	Trade notes, accounts payable and other liabilities

Disclosure of Credit Derivatives

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written are as follows as of March 31, 2013 and there are no credit derivatives written as of March 31, 2012.

March 31, 2013

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥832	Less than five years	¥(29)

*	Underlying reference company’s credit ratings are Caa1 or better rated by rating agencies as of March 31, 2013.